Trade and other receivables - Summary of Movement in Allowance for Expected Lifetime Credit Losses of Trade and Other Receivables (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
At 1 January	$ (133)	$ (78)
Fully provided receivables reinstated		(60)
Reclassification To Other Receivable	9
Impairment loss	(5)	(4)
System Fund impairment (loss)/reversal	(7)	6
Amounts written off	17	8
Exchange and other adjustments	2	(5)
At 31 December	$ (117)	$ (133)